Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	LINCOLN VARIABLE INSURANCE PRODUCTS TRUST
Prospectus Date	rr_ProspectusDate	May 01, 2019
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST

LVIP American Century Select Mid Cap Managed Volatility Fund
LVIP BlackRock Dividend Value Managed Volatility Fund
LVIP Blended Large Cap Growth Managed Volatility Fund
LVIP Blended Mid Cap Managed Volatility Fund
LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (formerly, LVIP
Blended Core Equity Managed Volatility Fund)
LVIP Dimensional International Equity Managed Volatility Fund
LVIP Dimensional U.S. Equity Managed Volatility Fund
LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
LVIP Franklin Templeton Global Equity Managed Volatility Fund
LVIP Invesco Select Equity Income Managed Volatility Fund
LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
LVIP MFS International Equity Managed Volatility Fund
LVIP Multi-Manager Global Equity Managed Volatility Fund
LVIP SSGA Global Tactical Allocation Managed Volatility Fund
LVIP SSGA International Managed Volatility Fund
LVIP SSGA Large Cap Managed Volatility Fund
LVIP SSGA SMID Cap Managed Volatility Fund

Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP American Century Select Mid Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP American Century Select Mid Cap Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP BlackRock Dividend Value Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP BlackRock Dividend Value Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP Blended Large Cap Growth Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Blended Large Cap Growth Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP Blended Mid Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Blended Mid Cap Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP ClearBridge QS Select Large Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP ClearBridge QS Select Large Cap Managed Volatility Fund (formerly, LVIP Blended Core Equity Managed Volatility Fund)
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP Dimensional International Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Dimensional International Equity Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP Dimensional U.S. Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Dimensional U.S. Equity Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP Fidelity Institutional AM(R) Select Core Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Fidelity Institutional AM® Select Core Equity Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP Franklin Templeton Global Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Franklin Templeton Global Equity Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP Invesco Select Equity Income Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Invesco Select Equity Income Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP JPMorgan Select Mid Cap Value Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP MFS International Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP MFS International Equity Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP Multi-Manager Global Equity Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP Multi-Manager Global Equity Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP SSGA Global Tactical Allocation Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP SSGA International Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP SSGA International Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP SSGA Large Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP SSGA Large Cap Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.

LVIP SSGA SMID Cap Managed Volatility Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock

LINCOLN VARIABLE INSURANCE PRODUCTS TRUST LVIP SSGA SMID Cap Managed Volatility Fund
Supplement Dated January 3, 2020 to the Prospectuses Dated May 1, 2019

This Supplement updates certain information in the Prospectuses for the Funds listed above (each a “Fund”, collectively, the “Funds”). You may obtain copies of each Fund’s Prospectus free of charge, upon request, by calling toll-free 1-800-4LINCOLN (454-6265) or at www.lfg.com/lvip.

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on December 2-3, 2019, the Board approved the appointment of Schroder Investment Management North America Inc. (“SIMNA Inc.”) as a new subadviser to each Fund, effective on or about May 1, 2020 (the “Effective Date”). The Board also approved a sub-subadvisory agreement between SIMNA Inc. and Schroder Investment Management North America Limited (“SIMNA Limited”), under which SIMNA Inc. employs SIMNA Limited as investment sub-subadviser to the Funds. SIMNA Inc. and SIMNA Limited will replace SSGA Funds Management, Inc. (“SSGA”) in providing subadvisory services to the Funds.

As of the Effective Date, the Funds’ Prospectuses are revised as follows:

1.	All references to, and information regarding, SSGA in each Fund’s Prospectus are deleted in their entirety.

2.	The Managed Volatility Strategy section under the heading Principal Investment Strategies is replaced with the following in each Fund’s Prospectus:

Managed Volatility Strategy. Schroder Investment Management North America Inc. and Schroder Investment Management North America Limited (collectively, “Schroders” or “overlay manager”) serve as subadviser and sub-subadviser to the Fund, respectively, to implement the managed volatility strategy. This managed volatility strategy consists of selling (short) positions in exchange-traded equity futures contracts to manage overall portfolio volatility and seeks to reduce the impact on the Fund’s portfolio of significant market downturns during periods of high volatility. Schroders buys or sells (shorts) individual futures contracts on equity indices of domestic and foreign markets that it believes are highly correlated to the Fund’s equity exposure. Schroders may also buy and sell fixed income futures and foreign currency derivatives (futures and/or forwards) as part of this strategy. Although up to 20% of the Fund’s net assets may be used by Schroders to implement the managed volatility strategy, under normal market conditions it is expected that less than 10% of the Fund’s net assets will be used for the strategy. Schroders uses a proprietary volatility forecasting model to manage the assets allocated to this strategy. The managed volatility strategy is separate and distinct from any riders or features of your insurance contract.

A futures contract is an agreement between two parties to buy or sell a financial instrument for a set price on a future date. A “short position” would represent a contractual obligation to sell an equity index, fixed income instrument or foreign currency at a future date at a particular price. In contrast, a “long position” would represent a contractual obligation to buy an equity index, fixed income instrument or foreign currency at a future date at a particular price. A short position is generally used to protect against the possible decline in value of financial instruments.

Schroders will regularly adjust the level of exchange-traded futures contracts and/or foreign currency derivatives to seek to manage the Fund’s overall risk level, i.e., volatility. “Volatility” is a statistical measure of the dispersion of the Fund’s investment returns. Schroders’ investment in exchange-traded futures or foreign currency derivatives and their resulting costs could limit the upside participation of the Fund in strong appreciating markets relative to unhedged funds. In situations of extreme market volatility, the exchange-traded futures could potentially reduce the Fund’s net economic exposure to equity securities and foreign currency or increase the Fund’s net economic exposure to fixed income securities to a substantial degree. The amount of exchange-traded futures and foreign currency derivatives may fluctuate frequently based upon market conditions.

Schroders may take a long position in equity index futures and/or foreign currency derivatives for the purpose of providing an equity and/or currency exposure generally comparable to the holdings of cash. This allows the Fund to be fully invested in the market by turning cash into an equity and/or currency position while still maintaining the liquidity provided by the cash.

3.	The following is added to both Principal Risks sections of each Fund’s Prospectus:

Forwards Risk. The Fund’s use of forwards can involve greater risks than if the Fund were to invest directly in the underlying securities or assets. Because forwards often involve leverage, their use can significantly magnify the effect of price movements of the underlying securities or reference measures, disproportionately increasing the Fund’s losses and reducing the Fund’s opportunities for gains. Forward transactions traded over-the-counter and not cleared through a central counterparty may not get the expected payment or delivery of assets. If a forward counterparty fails to meet its obligations under the contract, the Fund may lose money.